Subsequent events, Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases (FY) (Details)						3 Months Ended	6 Months Ended
	Dec. 27, 2024 shares	Nov. 06, 2024 USD ($) shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Sep. 05, 2024 CAD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)		5,159,209
Shares issued to consideration for services | $		$ 3,147,118				$ 585,155	$ 585,155
Common Stock [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)						557,290	557,290
DevvStream Holdings, Inc. [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)		11,768,884		104,379	104,379
Shares issued to consideration for services				$ 39,527	$ 55,050
Agreements to vendors settlement amount | $			$ 5,900,000
Number of shares owed in return (in shares)			1,187,538
DevvStream Holdings, Inc. [Member] | Common Stock [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)	412,478	3,249,876
DevvStream Holdings, Inc. [Member] | Common Stock [Member] | Minimum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		80.00%
Price drop period		12 months
DevvStream Holdings, Inc. [Member] | Common Stock [Member] | Maximum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		90.00%
Price drop period		18 months